Tax liabilities	12 Months Ended
Dec. 31, 2022
Tax Liabilities
Tax liabilities

Note	33 | Tax liabilities

	12.31.22	12.31.21
Non-current
Current
Provincial, municipal and federal contributions and taxes	354	255
Tax withholdings	567	443
SUSS withholdings	58	53
Municipal taxes	338	454
Total current	1,317	1,205